Financial Assets and Financial Liabilities - Schedule of Supplier Account (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplier A [Member] | Purchase [Member]
Top 1 supplier
Excessive risk concentration			41%
Supplier A [Member] | Prepayment [Member]
Top 1 supplier
Excessive risk concentration			76.7%
Supplier B [Member] | Purchase [Member]
Top 1 supplier
Excessive risk concentration	48%	35%
Supplier B [Member] | Prepayment [Member]
Top 1 supplier
Excessive risk concentration	96.5%	70.6%